Revenue and Contracts with Customers (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue and Contracts with Customers (Details) [Line Items]
Accounts receivable	$ 340,473	$ 674,626	$ 873,688
Aggregate transaction price allocated performance obligations value		3,800,000
Recognized revenue		3,400,000
Revenue recognized		13,600,000
Deferred revenue	516,796	730,573	1,117,703
Unsatisfied performance obligations	2,800,000
Revenue expected to be recognized	2,400,000
Deferred revenue	$ 2,600,000	$ 400,000
Term of contract payment	30 days
Minimum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Amortization period, deferred contract costs	1 year
Minimum [Member] | SaaS solutions [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period		1 year
Maximum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Amortization period, deferred contract costs	3 years
Maximum [Member] | SaaS solutions [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period		3 years
Customers [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Accounts receivable		$ 674,626	873,688
Two Government Clients [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Accounts receivable		$ 219,912	$ 24,066
Accounts receivable government client percent		33.00%	3.00%
Customer Relationships [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Amortization period, deferred contract costs		1 year
Subscription fees [Member] | Minimum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period		1 year
Subscription fees [Member] | Minimum [Member] | SaaS solutions [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period	1 year
Subscription fees [Member] | Maximum [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period		3 years
Subscription fees [Member] | Maximum [Member] | SaaS solutions [Member]
Revenue and Contracts with Customers (Details) [Line Items]
Revenue, performance obligation, period	3 years